Income tax expenses (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of composition of income tax expenses

Composition of income tax expenses

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Current income tax expense	28,184	17,266	27,792
Deferred taxation	(1,369)	(1,717)	(5,263)
	26,815	15,549	22,529

Schedule of composition of deferred tax assets and liabilities

Composition of deferred tax assets and liabilities

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
Deferred tax assets
Licensed copyrights	4,438	5,527
Tax losses carried forward and others (i)	47,586	52,410
	52,024	57,937
Valuation allowance (ii)	(36,530)	(46,576)
Total deferred tax assets	15,494	11,361

Deferred tax liabilities
Identifiable intangible assets	(18,751)	(14,176)
Withholding tax on undistributed earnings (iii)	(8,170)	(8,170)
Equity method investees and others (iv)	(34,824)	(30,666)
Total deferred tax liabilities	(61,745)	(53,012)
Net deferred tax liabilities	(46,251)	(41,651)

(i)
Others primarily represents deferred tax assets for share-based awards, investments in equity method investees, equity securities and other investments, as well as accrued expenses which are not deductible until paid under PRC tax laws.
(ii)
Change in valuation allowances is mainly from the valuation allowances provided on the deferred tax assets related to the tax losses carried forward due to the uncertainty surrounding their realization. Valuation allowances are also provided on the deferred tax assets related to the investment in certain equity securities and other investments. If events occur in the future that improve the certainty of realization, an adjustment to the valuation allowances will be made and consequently income tax expenses will be reduced.
(iii)
The related deferred tax liabilities as of March 31, 2023 and 2024 were provided on the assumption that substantially all of the distributable earnings of PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB233.6 billion and RMB304.7 billion, respectively.
(iv)
Deferred tax liabilities for investments in equity method investees mainly includes the deferred tax effect on the gain in relation to the receipt of the 33% equity interest in Ant Group of RMB19.7 billion. Others primarily represents deferred tax liabilities for investments in equity securities and other investments.

Schedule of reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company:

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions, except per share data)
Income before income tax and share of result of equity method investees	59,550	89,185	101,596
Income tax computed at statutory EIT rate (25%)	14,888	22,296	25,399
Effect of different tax rates available to different jurisdictions	(2,006)	(153)	(1,095)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(7,367)	(13,679)	(14,135)
Non-deductible expenses and non-taxable income, net (i)	13,518	16,870	11,006
Additional deductions of certain research and development expenses incurred by subsidiaries in the PRC (ii)	(10,052)	(8,282)	(9,415)
Withholding tax on the earnings distributed and anticipated to be remitted	5,026	5,312	6,127
Change in valuation allowance and others (iii)	12,808	(6,815)	4,642
Income tax expenses	26,815	15,549	22,529
Effect of tax holidays inside the PRC on basic earnings per share	0.34	0.65	0.70
Effect of tax holidays inside the PRC on basic earnings per ADS	2.73	5.22	5.60

(i)
Expenses not deductible for tax purposes and non-taxable income primarily represent impairment of goodwill, investment income or loss and share-based compensation expense.
(ii)
This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.
(iii)
Change in valuation allowance primarily represents valuation allowance for temporary differences associated with tax losses and investments in certain equity securities and other investments. Besides, others primarily represents other tax benefits which were not previously recognized as well as deferred tax effect for temporary differences in relation to certain investments in equity method investees.